SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Accounting
Basis of accounting

These consolidated and combined financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. Investments in entities in which we directly or indirectly hold more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities in which we are deemed to be the primary beneficiary. All intercompany balances and transactions are eliminated. The non-controlling interests of the above mentioned subsidiaries are included in the Balance Sheets and Statements of Operations as "Non-controlling interests".

A variable interest entity ("VIE") is defined by the accounting standard as a legal entity where either (a) equity interest holders, as a group, lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity's economic performance and (b) the obligation to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The accompanying consolidated and combined financial statements include the financial statements of the entities listed in Note 4.

As discussed in note 1, from December 13, 2012, we are no longer considered to be under common control with Golar. Any references to consolidated and combined financial statements and allocations to historical combined carve-out financial statements pertain to periods prior to November 2012, the date of our last common control dropdown (Golar Grand).

The consolidated and combined financial statements reflect the results of operations, cash flows and net assets of the Combined Entity including the Dropdown Predecessor, which have been carved out of the consolidated financial statements of Golar. The historical combined financial statements include revenues, expenses and cash flows directly attributable to our interests in the four vessels in the Initial Fleet and the Dropdown Predecessor. Accordingly, the historical combined carve-out financial statements for the year ended December 31, 2012 reflect allocations of certain expenses, including that of administrative expenses including share options and pension costs, mark-to-market of interest rate and foreign currency swap derivatives and amortization of deferred tax benefits on intragroup transfers. Allocated costs (income) included in the accompanying consolidated and combined statements of income are as follows:

(in thousands of $)	2012
Administrative expenses	1,365
Pension costs	220
Net financial income	(149)
1,436

For the year ended December 31, 2012, the above table includes allocated costs (income) for the combined entity for the Dropdown Predecessor, for the periods prior to their acquisition from Golar.

These consolidated and combined financial statements include the results of operations and cashflows of the Combined Entity and the Dropdown Predecessor.  In the preparation of these consolidated and combined financial statements, general and administrative expenses (including pension and stock-based compensation), income tax expense, and certain derivatives’ related expenses which were not directly attributable to the respective vessels have been allocated to us on the following basis:

Amortization of deferred tax benefits on intragroup transfers has been reflected in these financial statements at Golar’s book value, as it was readily separable and identifiable within the books of Golar.

Vessel operating expenses includes ship management fees for the provision of technical and commercial management of vessels, which have been allocated to us based on intercompany charges invoiced by Golar.

Vessel operating expenses include an allocation of Golar’s defined benefit pension plan costs. Golar operates two defined benefit pension plans for itself and its subsidiaries: one for the crews and one for administrative personnel. The pension cost is calculated in the subsidiaries on a contribution basis and relates principally to crew whose employment cannot be tied to a specific vessel, as they were a shared resource across all vessels. Accordingly, the pension costs have been allocated based on the number of vessels in Golar’s fleet.

Administrative expenses (including stock-based compensation, which are described further below) of Golar that cannot be attributed to a specific vessel and for which we were deemed to have received benefit have been allocated based on the number of vessels in Golar’s fleet.

Administrative expenses include an allocation of Golar’s stock-based compensation costs. In respect of options awarded to certain employees and directors of Golar, whose employment or service cannot be specifically attributed to any specific vessel. Therefore, it is considered that we, as a part of Golar, received benefit from their services, and so should recognize a share of the respective cost. Accordingly, stock-based compensation costs have been allocated based on the number of vessels in Golar’s fleet.

Other financial items include an allocation of Golar’s mark-to-market adjustments for interest rate swap and foreign currency swap derivatives. In respect of mark-to-market adjustments for interest rate swap derivatives these have been allocated on the basis of our proportion of Golar’s debt including capital leases. For foreign currency derivatives and related adjustments to earnings, these have been allocated on the basis of being separately identifiable and specifically for our benefit.

Income tax expense has been determined for us on a separate returns basis.

Management has deemed the related allocation reasonable to present the results of operations, and cash flows of the Combined Entity and Dropdown Predecessor on a stand-alone basis. However, the results of operations and cash flows of the Combined Entity and Dropdown Predecessor, which are presented as part of the results for the year ended December 31, 2012, may differ from those that would have been achieved had we operated autonomously for that year as we would have had additional administrative expenses, including legal, accounting, treasury and regulatory compliance and other costs normally incurred by a listed public entity for the periods prior to the IPO. Accordingly, the financial statements do not purport to be indicative of our future financial position, results of operations or cash flows.

Business combinations
Business combinations

Reorganization of entities under common control are accounted for similar to the pooling of interests method of accounting.  Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination.  The excess of the proceeds paid, if any, over the historical cost of the combining entity is accounted for as an equity distribution.  In addition, re-organization of entities under common control are accounted for as if the transfer occurred from the date that both the combining entity and combined entity were both under the common control of Golar.  Therefore, our financial statements prior to the date the interests in the combining entity were actually acquired are retroactively adjusted to include the results of the Combined Entity during the periods it was under common control of Golar.

As discussed in note 1, following the first AGM of common unitholders on December 13, 2012, Golar ceased to control the board of directors as the majority of board members became electable by the common unitholders. As a result, we are no longer considered to be under common control with Golar. As a consequence, effective from December 13, 2012, we no longer account for vessel acquisitions from Golar as a transfer of equity interest between entities under common control.

Business combinations are accounted for under the acquisition method. On acquisition, the identifiable assets, liabilities and contingent liabilities are measured at their fair values at the date of acquisition. Any excess of the cost of acquisition over the fair values of the identifiable net assets acquired is recognized as goodwill. Any deficiency of the cost of acquisition below the fair values of the identifiable net assets acquired (i.e. bargain purchase) is credited to the statement of operations in the period of acquisition. The consideration transferred for an acquisition is measured at fair value of the consideration given. Acquisition related costs are expensed as incurred. The results of subsidiary undertakings are included from the date of acquisition.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the acquisition is recorded based on provisional amounts.  During the measurement period, we will retrospectively adjust the provisional amounts recognized at the acquisition date reflecting new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of that date. However, the measurement period does not exceed one year from the acquisition date. During the measurement period, we recognize adjustments to the provisional amounts as if the accounting for the business combination had been completed at the acquisition date and we revise comparative information for prior periods presented in financial statements as needed, including making any change in depreciation, amortization, or other income effects recognized in completing the initial accounting.

Revenue and expense recognition
Revenue and expense recognition

Revenues include minimum lease payments under time charters, fees for repositioning vessels as well as the reimbursement of certain vessel operating and drydocking costs. Revenues generated from time charters, which we classified as operating leases, are recorded over the term of the charter as service is provided. We do not recognize revenues during days that the vessel is off-hire. Incentives for charterers to enter into lease agreements are spread evenly over the lease term.

Repositioning fees (which are included in time charter revenue) received in respect of time charters are recognized at the end of the charter when the fee becomes fixed and determinable. However, where there is a fixed amount specified in the charter, which is not dependent upon redelivery location, the fee will be recognized evenly over the term of the charter. Where a vessel undertakes multiple single voyage time charters, revenue is recognized, including the repositioning fee if fixed and determinable, on a discharge-to-discharge basis. Under this basis, revenue is recognized evenly over the period from departure of the vessel from its last discharge port to departure from the next discharge port. For arrangements where operating costs are borne by the charterer on a pass through basis, the pass through of operating costs is reflected in revenue and expenses.

Reimbursement for drydocking costs is recognized evenly over the period to the next drydocking, which is generally between two to five years.

Under our time charters, the majority of voyage expenses are paid by our customers. Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is off-hire, for example when the vessel is undergoing repairs. These expenses are recognized as incurred.

Vessel operating expenses, which are recognized when incurred, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and third party management fees.

Leases
Operating leases

Initial direct costs (those directly related to the negotiation and consummation of the lease) are deferred and allocated to earnings over the lease term. Rental income and expense are amortized over the lease term on a straight-line basis.

Income taxes
Income taxes

Income taxes are based on a separate return basis. The guidance on income taxes prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Realization of the deferred income tax asset is dependent on generating sufficient taxable income in future years.

We use a two-step approach for recognizing and measuring tax benefits taken or expected to be taken in a tax return regarding uncertainties in income tax positions. The first step is recognition: we determine whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The second step is measurement: a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Penalties and interest related to uncertain tax positions are recognized in "Income taxes" in the Consolidated and Carve-out Statements of Operations.

Comprehensive Income
Comprehensive Income

As of December 31, 2014, 2013 and 2012, our accumulated other comprehensive loss consisted of the following components:

(in thousands of $)	2014	2013	2012
Unrealized net loss on qualifying cash flow hedging instruments	(2,086)	(2,394)	(8,989)

Cash and cash equivalents	Cash and cash equivalents We consider all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash.
Restricted cash and short-term investments
Restricted cash and short-term investments

Restricted cash and short-term investments consist of bank deposits, which may only be used to settle certain pre-arranged loan or lease payments and which are held as cash collateral required for certain swaps. We consider all short-term investments as held to maturity. These investments are carried at amortized cost. We place our short-term investments primarily in fixed term deposits with high credit quality financial institutions.

Trade receivables
Trade accounts receivables

Trade receivables are presented net of allowances for doubtful balances.  At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

Inventories	Inventories Inventories, which are comprised principally of fuel, lubricating oils and ship spares, are stated at the lower of cost or market value. Cost is determined on a first-in, first-out basis.
Vessels and equipment
Vessels and equipment

Vessels are stated at cost less accumulated depreciation. The cost of vessels less the estimated residual value is depreciated on a straight-line basis over the assets’ remaining useful economic lives. Management estimates the residual values of our vessels based on a scrap value cost of steel and aluminium times the weight of the ship noted in lightweight ton. Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons.

Cost of building the mooring equipment is capitalized and depreciated over the initial lease term of the related charter.

Refurbishment costs incurred during the period are capitalized as part of vessels and depreciated over the vessels’ remaining useful economic lives. Refurbishment costs are costs that appreciably increase the capacity, or improve the efficiency or safety of vessels and equipment.

Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking, which is generally between two and five years. For vessels that are newly built or acquired, we have adopted the “built-in overhaul” method of accounting. The built-in overhaul method is based on the segregation of vessel costs into those that should be depreciated over the useful life of the vessel and those that require drydocking at periodic intervals to reflect the different useful lives of the components of the assets. The estimated cost of the drydocking component is amortized until the date of the first drydocking following acquisition, upon which the cost is capitalized and the process is repeated. When a vessel is disposed, any unamortized drydocking expenditure is charged against income in the period of disposal.

Useful lives applied in depreciation are as follows:

Vessels	40 to 55 years
Drydocking expenditure	two to five years
Mooring equipment	11 years

Vessel Under Capital Lease
Vessel under capital lease

We lease a vessel under an agreement that has been accounted for as a capital lease. Obligation under capital lease is carried at the present value of future minimum lease payments, and the asset balance is amortized on a straight-line basis over the remaining economic useful life of the vessel. Interest expense is calculated at a constant rate over the term of the lease.

Depreciation of the vessel under capital lease is included within depreciation and amortization expense in the statement of operations. The vessel under capital lease is depreciated on a straight-line basis over the vessel's remaining useful economic life, based on a useful life of 40 years. Refurbishment costs and drydocking expenditures incurred in respect of vessel under capital lease is accounted for consistently as that of an owned vessel.

Our capital lease is ‘funded’ via long term cash deposits which closely match the lease liability. Future changes in the lease liability arising from interest rate changes are only partially offset by changes in interest income on the cash deposits, and where differences arise, this is funded by, or released to, available working capital.

Intangible Assets
Intangible assets

Intangible assets pertain to customer related and contract based assets representing primarily long-term time charter party agreements acquired in connection with the acquisition of certain subsidiaries from Golar. Intangible assets identified are recorded at fair value. Fair value is determined by reference to the discounted amount of expected future cash flows. These intangible assets are amortized over the term of the time charter party agreement and the amortization expense is included in the statement of operations in the depreciation and amortization line item. Impairment testing is performed when events or changes in circumstances indicate that the carrying amount of the intangible asset may not be recoverable.

Interest costs capitalized
Interest costs capitalized

Interest costs are expensed as incurred except for interest costs that are capitalized. Interest is capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of vessels under construction and includes vessels undergoing retrofitting into FSRUs for our own use. The interest capitalized is calculated using the rate of interest on the loan to fund the expenditure or our weighted average cost of borrowings where appropriate, over the term period from commencement of the conversion work until substantially all the activities necessary to prepare the assets for its intended use are complete.

Impairment of long-term assets
Impairment of long-lived assets

We continually monitor events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows and estimates in respect of residual or scrap value.  When such events or changes in circumstances are present, we assess the recoverability of long-term assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, we recognize an impairment loss based on the excess of the carrying amount over the fair value of the assets.
The following table presents the market values and carrying values of certain of our vessels that we have determined to have a market value that is less than their carrying value as of December 31, 2014. However, it should be noted that these vessels have existing operating contracts where the remaining term is significant and the estimated future undiscounted cash flows relating to such contracts are sufficiently greater than the carrying value of the vessels. While the market values of these vessels are below their carrying values, no vessel impairment has been recognized on any of these vessels as the estimated future undiscounted cash flows relating to such vessels are greater than their carrying values.

(in thousands of $)

Vessel	2014 Market value(1)	2014 Carrying value

Nusantara Regas Satu	169,000	220,000
Golar Mazo	125,000	154,000
Golar Winter	196,000	248,000
Golar Maria	146,000	202,000

(1) Market values are determined using reference to market comparable values as provided by independent valuators as at December 31, 2014. Since vessel values can be volatile, our estimates of market value may not be indicative of either the current or future prices we could obtain if we sold any of the vessels. In addition, the determination of estimated market values may involve considerable judgment, given the illiquidity of the second-hand markets for these types of vessels.

Deferred charges
Deferred charges

Costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant loan. Amortization of deferred loan costs is included in "Other financial items, net" in the statement of operations. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Provisions
Provisions

We, in the ordinary course of business, are subject to various claims, suits and complaints.  Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency was present at the date of the financial statements and the likelihood of loss was probable and the amount can be reasonably estimated.  If we have determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, we will provide the lower amount within the range.  See Note 26, "Other Commitments and Contingencies" for further discussion.

Derivatives
Derivatives

We use derivatives to reduce market risks associated with our operations. We use interest rate swaps for the management of interest risk exposure. The interest rate swaps effectively convert a portion of our debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

We seek to reduce our exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

All derivative instruments are initially recorded at cost as either assets or liabilities in the accompanying balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative.

Where the fair value of a derivative instrument is a net liability, the derivative instrument is classified in "Other current liabilities" in the balance sheet. Where the fair value of a derivative instrument is a net asset, the derivative instrument is classified in "Other non-current assets" in the balance sheet, except if the current portion is a liability, in which case the current portion is included in "Other current liabilities." The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies for hedge accounting. We have adopted hedge accounting for certain of our interest rate swap arrangements designated as cash flow hedges. For derivative instruments that are not designated or do not qualify as hedges, the changes in fair value of the derivative financial instrument are recognized in earnings and recorded each period in current earnings in "Other financial items, net".

When a derivative is designated as a cash flow hedge, we formally document the relationship between the derivative and the hedged item. This documentation includes the strategy risk and risk management for undertaking the hedge and the method that will be used to assess effectiveness of the hedge. If the derivative is an effective hedge, changes in the fair value are initially recorded as a component of accumulated other comprehensive income in equity. The ineffective portion of the hedge is recognized immediately in earnings, as are any gains or losses on the derivative that are excluded from the assessment of hedge effectiveness. We do not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold or repaid.

In the periods when the hedged items affect earnings, the associated fair value changes on the hedged derivatives are transferred from equity to the corresponding earnings line item on the settlement of a derivative. The ineffective portion of the change in fair value of the derivative financial instrument is immediately recognized in earnings. If a cash flow hedge is terminated and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in equity remain there until the hedged item impacts earnings at which point they are transferred to the corresponding earnings line item (i.e. interest expense). If the hedged items are no longer probable of occurring, amounts recognized in equity are immediately reclassified to earnings.

Cash flows from derivative instruments that are accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged. Cash flows from economic hedges are classified in the same category as the items subject to the economic hedging relationship.

Foreign currencies
Foreign currencies

Our and our subsidiaries’ functional currency is the U.S. dollar as the majority of the revenues are received in U.S. dollars and a majority of our expenditures are incurred in U.S. dollars. Our reporting currency is U.S. dollars.

Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction and translation gains or losses are included in the statements of operations.

Fair Value Measurement
Fair value measurements

We account for fair value measurements in accordance with the accounting standards guidance using fair value to measure assets and liabilities. The guidance provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.

Use of estimates
Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.